Provisions and contingent liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of contingent liabilities [abstract]
Disclosure of Legal Claims Provisions

(EUR thousand)

Provisions	2022	2021	2020

Opening balance at April 1	2,202	2,235	1,746
Acquisition of subsidiaries	9	—	—
Additional provisions	86	1,311	511
Unwinding of discount	33	26	26
Reversals	(9)	(1,360)	(50)
Exchange differences	(8)	(10)	2
Closing balance at March 31	2,313	2,202	2,235

Current	—	—	—
Non-current	2,313	2,202	2,235
Total Provisions	2,313	2,202	2,235